Related Party Balances and Transactions - Summary of Amounts Due to Related Party (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due to related parties		¥ 11,972
PP Credit Data Service Shanghai Company Limited [Member]
Related Party Transaction [Line Items]
Due to related parties		¥ 11,972